SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Within one year	$ 18,713
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Within one year	$ 18,713